Equity	12 Months Ended
Dec. 31, 2018
Equity
Equity

Note 23. Equity

	Consolidated Group
	December 31,	December 31,
Skr mn	2018	2017
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Hedge reserve	6	25
Fair value reserve	—	9
Own credit risk	-117	—
Defined benefit plans	-42	-4
Retained earnings	14,402	13,554
Total equity	18,239	17,574

The total number of shares is 3,990,000 with a quota value of Skr 1,000.

The hedge reserve comprises the cumulative effective portion of hedging derivatives in connection with cash-flow hedges and is reported in other comprehensive income. The hedge reserve is reported net after tax.

Own credit risk consists of gains and losses that arise from changes in SEK´s own credit risk on liabilities designated at fair value.  These are recognized in Other comprehensive income under the reserve for own credit risk and are not reclassified to profit or loss in the financial statements of the Group. In the financial statement for the Parent Company, these gains and losses continue to be recognized under Net results of financial transactions.

Fund for internally developed software represents expenses that are directly attributable to large investments in the development of IT systems.

The entire equity is attributable to the shareholder of the Parent Company.

	Consolidated Group
	December 31,	December 31,
Skr mn	2018	2017
Restricted equity	5,240	6,122
Unrestricted equity	12,999	11,452
Total equity	18,239	17,574

The Legal reserve reported in the Parent Company represents previous demands for statutory provision to non-distributable capital. The requirement was abolished January 1, 2006, and prior provisions remain.

For information on the objectives, policies and processes for managing capital, see Note 30.

Proposal for the distribution of profits

The results of the Consolidated Group’s and the Parent Company’s operations during the year and its financial position at December 31, 2018, can be seen in the Statement of Comprehensive Income, Statement of Financial Position and Statement of Cash Flows for the Consolidated Group as well as the income statement, balance sheet and statement of cash flows for the Parent Company and related Notes. The Board has decided to propose to the Annual General Meeting the payment of a dividend of Skr 194 million (2017: Skr 232 million), in accordance with the company’s dividend policy. The following proposal regarding distribution of profits relates to the Parent Company.

At the disposal of the Annual General Meeting	13,054
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 48.70 per share, amounting to	194
- remaining disposable funds to be carried forward	12,860